Derivative Financial Instruments designated to Hedge Accounting (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 22,289	R$ 14,317
Notional Liability
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	2,076,779
Notional Liability | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	708,454
Notional Liability | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,368,325
Liabilities Fair value
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	2,080,779
Liabilities Fair value | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	710,475
Liabilities Fair value | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,370,304
MTM (a)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	4,001
MTM (a) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	2,021
MTM (a) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,980
Notional SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(2,102,614)
Notional SWAP | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(728,142)
Notional SWAP | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(1,374,472)
SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(2,111,942)
SWAP | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(733,026)
SWAP | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(1,378,916)
MTM (b)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(4,258)
MTM (b) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(2,109)
MTM (b) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(2,149)
Profit and Loss ((a)+(b))
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(257)
Profit and Loss ((a)+(b)) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(88)
Profit and Loss ((a)+(b)) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ (169)